Share-based Compensation (Restricted share units) (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Mar. 17, 2011 shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 CNY (¥) shares	Dec. 31, 2014 USD ($) $ / shares shares
Weighted-Average Grant-Date Fair Value
Recognized share-based compensation		¥ 1,890,000	$ 273	¥ 34,354,000		¥ 53,181,000
Restricted Share Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	4 years
Number of Units
Number of Shares, Unvested, Beginning Balance | shares		0	0	32,500	32,500	425,579	425,579
Number of Units, Granted | shares	10,050,958			0	0	0	0
Number of Units, Vested | shares				(32,500)	(32,500)	(386,763)	(386,763)
Number of Units, Forfeited | shares				0	0	(6,316)	(6,316)
Number of Shares, Unvested, Ending Balance | shares				0	0	32,500	32,500
Weighted-Average Grant-Date Fair Value
Weighted-Average Grant-Date Fair Value, Unvested, Beginning Balance | $ / shares			$ 0		$ 1.07		$ 1.07
Weighted-Average Grant-Date Fair Value, Granted | $ / shares					0		0
Weighted-Average Grant-Date Fair Value, Vested | $ / shares					1.07		1.07
Weighted-Average Grant-Date Fair Value, Forfeited | $ / shares					0		1.07
Weighted-Average Grant-Date Fair Value, Unvested, Ending Balance | $ / shares					$ 0		$ 1.07
Recognized share-based compensation | ¥		¥ 0		¥ 1,000		¥ 300,000
Unrecognized share-based compensation | ¥		¥ 0		¥ 0
Total fair value of restricted share units vested | $			$ 0		$ 30		$ 400